Preference shares - Summary of Preference Shares That Are Wholly Classified As Financial Liabilities Are Recognized (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Beginning of financial year	$ 199,481
End of financial year		$ 199,481
Preference shares [member] | Financial liability [Member]
Statements [Line Items]
Beginning of financial year	199,481	98,242
Accretion cost on Series B, D1, E and F redeemable convertible preference shares	11,549	14,841
Conversion of redeemable convertible preference shares to ordinary shares	(211,030)
Issuance of Series E and F redeemable convertibl.e preference shares for cash		86,928
Cost of financing Series E and F redeemable convertible preference shares		(530)
End of financial year	0	199,481
Preference shares [member] | Equities [Member]
Statements [Line Items]
Beginning of financial year	59,339	59,339
Conversion of non-redeemable convertible preference shares to ordinary shares	(59,339)
End of financial year	0	59,339
Preference shares [member] | Series B Preferred Stock [Member] | Financial liability [Member]
Statements [Line Items]
Beginning of financial year	$ 59,412	$ 53,981
Beginning of financial year (Shares)	258,363	258,363
Accretion cost on Series B, D1, E and F redeemable convertible preference shares	$ 3,375	$ 5,431
Conversion of redeemable convertible preference shares to ordinary shares	$ (62,787)
Conversion of redeemable convertible preference shares to ordinary shares (Shares)	(258,363)
End of financial year	$ 0	$ 59,412
End of financial year (Shares)	0	258,363
Preference shares [member] | Series D1 Preferred Stock [Member] | Financial liability [Member]
Statements [Line Items]
Beginning of financial year	$ 48,965	$ 44,261
Beginning of financial year (Shares)	152,224	152,224
Accretion cost on Series B, D1, E and F redeemable convertible preference shares	$ 2,759	$ 4,704
Conversion of redeemable convertible preference shares to ordinary shares	$ (51,724)
Conversion of redeemable convertible preference shares to ordinary shares (Shares)	(152,224)
End of financial year	$ 0	$ 48,965
End of financial year (Shares)	0	152,224
Preference shares [member] | Series E Preferred Stock [Member] | Financial liability [Member]
Statements [Line Items]
Beginning of financial year	$ 29,303	$ 0
Beginning of financial year (Shares)	84,705	0
Accretion cost on Series B, D1, E and F redeemable convertible preference shares	$ 1,800	$ 2,777
Conversion of redeemable convertible preference shares to ordinary shares	$ (31,103)
Conversion of redeemable convertible preference shares to ordinary shares (Shares)	(84,705)
Issuance of Series E and F redeemable convertibl.e preference shares for cash		$ 26,928
Issuance of Series E and F redeemable convertibl.e preference shares for cash (Shares)		84,705
Cost of financing Series E and F redeemable convertible preference shares		$ (402)
End of financial year	$ 0	$ 29,303
End of financial year (Shares)	0	84,705
Preference shares [member] | Series F Preferred Stock [Member] | Financial liability [Member]
Statements [Line Items]
Beginning of financial year	$ 61,801	$ 0
Beginning of financial year (Shares)	210,526	0
Accretion cost on Series B, D1, E and F redeemable convertible preference shares	$ 3,615	$ 1,929
Conversion of redeemable convertible preference shares to ordinary shares	$ (65,416)
Conversion of redeemable convertible preference shares to ordinary shares (Shares)	(210,526)
Issuance of Series E and F redeemable convertibl.e preference shares for cash		$ 60,000
Issuance of Series E and F redeemable convertibl.e preference shares for cash (Shares)		210,526
Cost of financing Series E and F redeemable convertible preference shares		$ (128)
End of financial year	$ 0	$ 61,801
End of financial year (Shares)	0	210,526
Preference shares [member] | Series C preferred stock [Member] | Equities [Member]
Statements [Line Items]
Beginning of financial year	$ 10,000	$ 10,000
Beginning of financial year (Shares)	70,303	70,303
Conversion of non-redeemable convertible preference shares to ordinary shares	$ (10,000)
Conversion of non-redeemable convertible preference shares to ordinary shares (Shares)	(70,303)
End of financial year	$ 0	$ 10,000
End of financial year (Shares)	0	70,303
Preference shares [member] | Series D2 preferred stock [Member] | Equities [Member]
Statements [Line Items]
Beginning of financial year	$ 49,339	$ 49,339
Beginning of financial year (Shares)	564,126	564,126
Conversion of non-redeemable convertible preference shares to ordinary shares	$ (49,339)
Conversion of non-redeemable convertible preference shares to ordinary shares (Shares)	(564,126)
End of financial year	$ 0	$ 49,339
End of financial year (Shares)	0	564,126